Subsequent Events	12 Months Ended
Dec. 31, 2011
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
SUBSEQUENT EVENTS [Text Block]

NOTE 20 -	SUBSEQUENT EVENTS

   On January 24, 2012, the Board of Directors of Navios Partners authorized its quarterly cash distribution for the three month period ended December 31, 2011 of $0.44 per unit. The distribution was paid on February 14, 2012 to all holders of record of common, subordinated and general partner units (not including holders of subordinated Series A units) on February 9, 2012. The aggregate amount of the declared distribution was $24,829.

  On January 1, 2012, in accordance with the terms of the partnership agreement, all of the outstanding subordinated units converted into 7,621,843 shares of common units.